Material Related Party Transactions - Summary of Name and Relationship With Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Dr. Tony Xu Han | Founder, Chairman, Executive Director and CEO
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Founder, Chairman, Executive Director and CEO	Founder, Chairman, Executive Director and CEO
Mr. Yan Li | Co-founder, Executive Director and Chief Technology Officer
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Co-founder, Executive Director and Chief Technology Officer	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong | Senior Vice President
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Senior Vice President	Senior Vice President
Ms. Jennifer Xuan Li | Chief Financial Officer and Head of International
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Chief Financial Officer and Head of International	Chief Financial Officer and Head of International
Mr. Qingxiong Yang | Vice President
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Vice President	Vice President
Mr. Gregoire de Franqueville | Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Non-Executive Director
Mr. Gregoire de Franqueville | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director
Mr. Takao Asami | Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Non-Executive Director
Mr. Takao Asami | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director
Mr. David Tong Zhang | Independent Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Independent Director	Independent Director
Ms. Huiping Yan | Independent Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Independent Director	Independent Director
Mr. Yibing Xu | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director	Former Non-Executive Director
Mr. Jingzhao Wan | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director	Former Non-Executive Director
Mr. Ziping Kuang | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director	Former Non-Executive Director
Mohamed Albadrsharif Shaikh Abubaker Alshateri | Former Non-Executive Director
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Former Non-Executive Director	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd | Affiliate of a shareholder
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Affiliate of a shareholder	Affiliate of a shareholder
Zhengzhou Yutong Bus Co., Ltd | Affiliate of a shareholder
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Affiliate of a shareholder
Zhengzhou Yutong Heavy Industry Co., Ltd | Affiliate of a shareholder
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Affiliate of a shareholder
Yutong Heavy Equipment Co., Ltd | Affiliate of a shareholder
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Affiliate of a shareholder
Zhengzhou Yutong Mining Equipment Co., Ltd | Affiliate of a shareholder
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship		Affiliate of a shareholder
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively "Yuji affiliates") | Entity controlled by a close family member of Dr. Tony Xu Han
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Affiliate of a shareholder	Entity controlled by a close family member of Dr. Tony Xu Han